Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2020	December 31, 2019
Transportation equipment	$505,423	$284,922
Office equipment	258,420	13,716
Electronic equipment	375,991	59,473
Leasehold improvements	388,792	18,244
Subtotal	1,528,626	376,355
Less: accumulated depreciation	(872,983)	(89,298)
Property, plant and equipment, net	$665,643	$287,057

Depreciation expense was $211,796 and $15,551 for the year ended December 31, 2020 and 2019, respectively.